Intangible assets and goodwill	3 Months Ended
Nov. 30, 2024
Intangible assets and goodwill
Intangible assets and goodwill

7. Intangible assets and goodwill

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	1,035,070	101,775	—	104,351	84,106	20,069	1,345,371
Additions	—	—	63,316	—	—	—	63,316
Currency translation	—	—	—	(862)	(604)	(172)	(1,638)
Balance at August 31, 2024	1,035,070	101,775	63,316	103,489	83,502	19,897	1,407,049
Additions	—	—	1,806	—	—	—	1,806
Currency translation	—	—	—	1,645	1,033	329	3,007
Balance at November 30, 2024	1,035,070	101,775	65,122	105,134	84,435	20,226	1,411,862

Accumulated depreciation
Balance at August 31, 2023	262,597	37,620	—	34,865	36,741	6,824	378,647
Depreciation	103,507	12,920	1,277	21,028	17,082	4,045	159,859
Balance at August 31, 2024	366,104	50,540	1,277	55,893	53,823	10,869	538,506
Depreciation	25,522	3,186	1,597	5,314	4,321	1,024	40,964
Balance at November 30, 2024	391,626	53,726	2,874	61,207	58,144	11,893	579,470

Net carrying amount
As at August 31, 2024	668,966	51,235	62,039	47,596	29,679	9,028	868,543
As at November 30, 2024	643,444	48,049	62,248	43,927	26,391	8,333	832,392